CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 03, 2024	Mar. 10, 2023	Mar. 08, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Structure [Line Items]
Treasury shares, shares				179,484,916	92,402,083
Ordinary shares, issued				1,351,540,382	1,351,540,382
Ordinary shares, outstanding				1,172,055,466	1,259,138,299
Shares repurchased by the Company				$ 166,010	$ 112,292	$ 169,836
Two Thousand And Twenty Four Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000
Stock repurchase program period	3 years
Share repurchase program expiration date	Jun. 03, 2027
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				97,035,669	62,138,685	40,373,076
Treasury shares, shares				(179,484,916)	(92,402,083)	(93,408,292)	(109,744,816)
Shares repurchased by the Company				$ 166,010	$ 112,292	$ 169,836
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)				0	53,138,685
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				32,345,223	20,712,895
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				97,035,669	62,138,685
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)			40,373,076			0
Retirement of shares (in shares)		40,373,076				0
Shares repurchased by the Company		$ 169,836
Treasury stock acquired, Average cost per share		$ 4.2067
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Treasury stock acquired, Average cost per share		$ 12.62